INVENTORIES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 99,263	$ 97,163
Work in process	1,519,001	1,391,518
Total	$ 1,618,264	$ 1,488,681